SCHEDULE OF OTHER NON-CURRENT LIABILITIES (Details) ¥ in Thousands		Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)
Notes and other explanatory information [abstract]
Long-term other payables	[1]			¥ 16,142

[1]	Long-term other payables consist of the payments for the lease of lighting equipment and the payment for the bank deposit. On July 31, 2024, the Company borrowed JPY162,000 thousand from Resona Bank, generating a margin payable of JPY18,945 thousand, which is scheduled to be repaid over a 15-year term. The balance was early repaid as of June 30, 2026.